Annual Total Returns - Fidelity® Stock Selector All Cap Fund [BarChart] - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-11 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Class A
Nov. 28, 2020
Bar Chart Table:
Annual Return 2013	33.59%
Annual Return 2014	10.79%
Annual Return 2015	(0.38%)
Annual Return 2016	9.23%
Annual Return 2017	24.87%
Annual Return 2018	(8.87%)
Annual Return 2019	31.85%